Subsequent Events - Refinance of Long-Term Debt (Details) - Subsequent Event - Other Debt Payable $ in Thousands	Jan. 31, 2024 USD ($)
7.65% Promissory Note Due January 2024
Subsequent Event [Line Items]
Principal amount	$ 1,843
Interest Rates	7.65%
7.25% Promissory Note Due January 2024
Subsequent Event [Line Items]
Principal amount	$ 1,153
Interest Rates	7.25%